USE OF ESTIMATES	6 Months Ended
May 31, 2021
Use of Estimates [Abstract]
USE OF ESTIMATES
4.	USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Future events and their effects cannot be determined with certainty. Therefore, the determination of estimates requires the exercise of judgment. Actual results could differ from those estimates, and any such differences may be material to our Condensed Consolidated Financial Statements. Significant estimates include assumptions about collection of accounts receivable and the reserve for doubtful accounts, stock-based compensation expense, fair value of equity instruments, valuation for deferred tax assets, incremental borrowing rate on leases, valuation and carrying value of goodwill and other identifiable intangible assets, estimates for warranty costs, and useful life of fixed assets.